Fair Value Measurements (Details)		12 Months Ended
	Jan. 16, 2018 USD ($) oz shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year		$ 991,819,401
Realized losses on sales and redemptions for physical bullion		16,397,754	$ 39,637,898
Change in unrealized gains (losses)		(455,535,945)	195,868,677
Balance at end of year		1,026,685,129	991,819,401
CFCL
Acquisition
Units Issued During Period Units Acquisitions | shares	252,156,003
Ounces of gold transferred | oz	1,663,144
Ounces of silver transferred | oz	75,224,102
Cash transferred	$ 7,232,002
Other assets transferred	273,002
Accrued liabilities	$ 807,573
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year		2,808,052,757
Physical bullion acquired from CFCL			3,530,623,701
Sales		(23,265,316)	(14,362,530)
Redemptions for physical bullion		(264,238,479)	(472,701,839)
Realized losses on sales and redemptions for physical bullion		(16,397,754)	(39,637,898)
Change in unrealized gains (losses)		455,535,945	(195,868,677)
Balance at end of year		$ 2,959,687,153	$ 2,808,052,757